INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2017
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31, 2016	As of September 30, 2017
Customer relationships	104,322	280,822
Favorable lease	15,500	15,500
Others	—	6,000

	119,822	302,322
Less: accumulated amortization	(27,253)	(43,093)

Intangible assets, net	92,569	259,229